SUBSEQUENT EVENT	9 Months Ended
Sep. 30, 2022
SUBSEQUENT EVENT

22. SUBSEQUENT EVENT

Subsequent to September 30, 2022, a note receivable with an original maturity date of October 21, 2022 (Note 8; Note Receivable 1) was amended to January 21, 2023. The parties agreed on an amended maturity date, whereby $34,267 ($25,000 USD) was paid on the original maturity date, and the remaining balance will be paid January 21, 2023. The note remains non – interest bearing and secured by intellectual property.